UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Trend Fund

March 31, 2015

1.799849.111

TRE-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.6%
Automobiles - 0.5%
Ford Motor Co.	239,200	$ 3,861
Tesla Motors, Inc. (a)(d)	17,100	3,228
		7,089
Diversified Consumer Services - 2.1%
2U, Inc.	275,035	7,035
H&R Block, Inc.	425,701	13,652
ServiceMaster Global Holdings, Inc.	310,400	10,476
		31,163
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. (a)	8,400	5,465
Las Vegas Sands Corp.	103,133	5,676
McDonald's Corp.	43,500	4,239
Starbucks Corp.	171,035	16,197
		31,577
Household Durables - 0.4%
Jarden Corp. (a)	124,600	6,591
Internet & Catalog Retail - 3.2%
Amazon.com, Inc. (a)	107,883	40,143
Priceline Group, Inc. (a)	7,790	9,069
		49,212
Media - 3.4%
Comcast Corp. Class A	171,601	9,690
Lions Gate Entertainment Corp.	28,100	953
Naspers Ltd. Class N	42,200	6,506
The Walt Disney Co.	167,200	17,538
Time Warner Cable, Inc.	38,500	5,770
Time Warner, Inc.	129,800	10,960
		51,417
Specialty Retail - 4.3%
AutoZone, Inc. (a)	26,350	17,975
Home Depot, Inc.	296,119	33,642
Restoration Hardware Holdings, Inc. (a)	79,000	7,836
TJX Companies, Inc.	86,100	6,031
		65,484
Textiles, Apparel & Luxury Goods - 2.6%
Coach, Inc.	139,900	5,796
Michael Kors Holdings Ltd. (a)	34,263	2,253
NIKE, Inc. Class B	98,086	9,841
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	33,900	$ 3,612
Under Armour, Inc. Class A (sub. vtg.) (a)	149,100	12,040
VF Corp.	85,432	6,434
		39,976
TOTAL CONSUMER DISCRETIONARY		282,509
CONSUMER STAPLES - 9.4%
Beverages - 2.4%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	59,600	6,926
Monster Beverage Corp. (a)	130,802	18,102
The Coca-Cola Co.	292,748	11,871
		36,899
Food & Staples Retailing - 3.0%
Kroger Co.	79,118	6,065
Sprouts Farmers Market LLC (a)	962,000	33,891
Tesco PLC	1,422,100	5,076
		45,032
Food Products - 2.9%
Associated British Foods PLC	129,100	5,397
Keurig Green Mountain, Inc.	154,900	17,307
Kraft Foods Group, Inc.	29,200	2,544
Mead Johnson Nutrition Co. Class A	157,629	15,846
WhiteWave Foods Co. (a)	74,319	3,295
		44,389
Household Products - 0.2%
Energizer Holdings, Inc.	17,700	2,443
Personal Products - 0.4%
Nu Skin Enterprises, Inc. Class A	106,200	6,394
Tobacco - 0.5%
Lorillard, Inc.	63,191	4,130
Reynolds American, Inc.	41,500	2,860
		6,990
TOTAL CONSUMER STAPLES		142,147
ENERGY - 2.3%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	41,400	2,632
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc.	45,800	$ 2,470
Schlumberger Ltd.	58,399	4,873
		9,975
Oil, Gas & Consumable Fuels - 1.6%
Cabot Oil & Gas Corp.	412,918	12,193
Kinder Morgan, Inc.	160,500	6,751
Pioneer Natural Resources Co.	33,500	5,478
		24,422
TOTAL ENERGY		34,397
FINANCIALS - 6.9%
Banks - 1.3%
Bank of America Corp.	873,028	13,436
JPMorgan Chase & Co.	111,600	6,761
		20,197
Capital Markets - 4.1%
Ameriprise Financial, Inc.	90,100	11,789
BlackRock, Inc. Class A	50,300	18,402
Charles Schwab Corp.	341,000	10,380
The Blackstone Group LP	558,700	21,728
		62,299
Consumer Finance - 0.4%
Capital One Financial Corp.	83,500	6,581
Diversified Financial Services - 0.4%
Moody's Corp.	49,800	5,169
Real Estate Investment Trusts - 0.4%
American Realty Capital Properties, Inc.	576,200	5,676
Real Estate Management & Development - 0.3%
Foxtons Group PLC	1,360,400	4,142
TOTAL FINANCIALS		104,064
HEALTH CARE - 18.7%
Biotechnology - 7.6%
Alexion Pharmaceuticals, Inc. (a)	62,848	10,892
Amgen, Inc.	103,256	16,505
Biogen, Inc. (a)	44,345	18,724
BioMarin Pharmaceutical, Inc. (a)	31,500	3,926
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	215,000	$ 24,785
Gilead Sciences, Inc. (a)	193,590	18,997
Intercept Pharmaceuticals, Inc. (a)	22,200	6,261
Medivation, Inc. (a)	50,981	6,580
Receptos, Inc. (a)	17,811	2,937
Vertex Pharmaceuticals, Inc. (a)	46,100	5,438
		115,045
Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp. (a)	986,210	17,505
Medtronic PLC	255,001	19,888
Ocular Therapeutix, Inc. (d)	127,806	5,366
		42,759
Health Care Providers & Services - 1.4%
Cardinal Health, Inc.	89,800	8,106
DaVita HealthCare Partners, Inc. (a)	77,366	6,288
McKesson Corp.	33,765	7,638
		22,032
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	208,400	8,659
Illumina, Inc. (a)	27,018	5,016
		13,675
Pharmaceuticals - 6.0%
AbbVie, Inc.	61,600	3,606
Actavis PLC (a)	109,575	32,612
Bristol-Myers Squibb Co.	150,859	9,730
Jazz Pharmaceuticals PLC (a)	94,200	16,277
Mallinckrodt PLC (a)	34,100	4,319
Mylan NV (a)	54,300	3,223
Shire PLC	87,500	6,976
Teva Pharmaceutical Industries Ltd. sponsored ADR	231,900	14,447
		91,190
TOTAL HEALTH CARE		284,701
INDUSTRIALS - 8.7%
Aerospace & Defense - 0.7%
The Boeing Co.	74,002	11,106
Air Freight & Logistics - 1.9%
FedEx Corp.	43,200	7,147
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
Hub Group, Inc. Class A (a)	135,695	$ 5,331
United Parcel Service, Inc. Class B	166,599	16,150
		28,628
Airlines - 0.8%
American Airlines Group, Inc.	242,940	12,822
Building Products - 0.7%
A.O. Smith Corp.	90,604	5,949
Caesarstone Sdot-Yam Ltd.	69,853	4,241
		10,190
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	177,035	5,456
Electrical Equipment - 0.9%
Babcock & Wilcox Co.	446,389	14,325
Industrial Conglomerates - 0.6%
Danaher Corp.	104,100	8,838
Machinery - 1.8%
Deere & Co.	147,600	12,943
Manitowoc Co., Inc.	292,786	6,312
Rexnord Corp. (a)	285,800	7,628
		26,883
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	170,674	14,575
TOTAL INDUSTRIALS		132,823
INFORMATION TECHNOLOGY - 31.3%
Communications Equipment - 0.9%
QUALCOMM, Inc.	186,161	12,908
Electronic Equipment & Components - 0.1%
Amphenol Corp. Class A	25,700	1,515
Internet Software & Services - 11.6%
Alibaba Group Holding Ltd. sponsored ADR	304,500	25,347
Facebook, Inc. Class A (a)	502,965	41,351
Google, Inc.:
Class A (a)	55,635	30,861
Class C (a)	56,185	30,789
LinkedIn Corp. Class A (a)	24,100	6,022
Twitter, Inc. (a)	843,300	42,232
		176,602
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 4.5%
Alliance Data Systems Corp. (a)	18,400	$ 5,451
Global Payments, Inc.	53,200	4,877
MasterCard, Inc. Class A	53,700	4,639
NETELLER PLC (a)	804,400	6,300
Visa, Inc. Class A	714,864	46,759
		68,026
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	68,500	4,316
Broadcom Corp. Class A	205,100	8,880
Intersil Corp. Class A	155,200	2,222
NXP Semiconductors NV (a)	117,900	11,832
		27,250
Software - 5.7%
Adobe Systems, Inc. (a)	122,500	9,058
Autodesk, Inc. (a)	142,800	8,374
Intuit, Inc.	76,300	7,398
Microsoft Corp.	81,473	3,312
NetSuite, Inc. (a)	21,000	1,948
Oracle Corp.	570,074	24,599
salesforce.com, Inc. (a)	365,945	24,449
Tableau Software, Inc. (a)	82,800	7,661
		86,799
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	818,175	101,808
TOTAL INFORMATION TECHNOLOGY		474,908
MATERIALS - 3.0%
Chemicals - 2.4%
CF Industries Holdings, Inc.	67,300	19,092
E.I. du Pont de Nemours & Co.	84,400	6,032
LyondellBasell Industries NV Class A	62,900	5,523
Monsanto Co.	56,167	6,321
		36,968
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.6%
MeadWestvaco Corp.	179,800	$ 8,967
TOTAL MATERIALS		45,935
TOTAL COMMON STOCKS (Cost $1,143,485)		1,501,484
Convertible Preferred Stocks - 0.6%

INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (e)	288,144	9,600
Software - 0.0%
Cloudflare, Inc. Series D (e)	50,079	299
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,777)		9,899
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 0.14% (b)	1,596,234	1,596
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	3,878,175	3,878
TOTAL MONEY MARKET FUNDS (Cost $5,474)		5,474
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,153,736)		1,516,857
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,749
NET ASSETS - 100%		$ 1,518,606
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,899,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Cloudflare, Inc. Series D	11/5/14	$ 307
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 4,470
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	15
Total	$ 16
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 282,509	$ 282,509	$ -	$ -
Consumer Staples	142,147	137,071	5,076	-
Energy	34,397	34,397	-	-
Financials	104,064	104,064	-	-
Health Care	284,701	274,502	10,199	-
Industrials	132,823	132,823	-	-
Information Technology	484,807	474,908	-	9,899
Materials	45,935	45,935	-	-
Money Market Funds	5,474	5,474	-	-
Total Investments in Securities:	$ 1,516,857	$ 1,491,683	$ 15,275	$ 9,899
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $1,159,870,000. Net unrealized appreciation aggregated $356,987,000, of which $385,571,000 related to appreciated investment securities and $28,584,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 1, 2015